Accounting Policies - Contract Costs (Details) - Costs to obtain contract with customers - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract Costs
Beginning balance	$ 5,318,226	$ 4,998,314
Additions	2,167,324	2,345,031
Amount recognized in income	(2,155,364)	(2,025,119)
Ending balance	5,330,186	5,318,226
Current Contract Costs	2,011,512	1,918,287
Total Non-current Contract Costs	$ 3,318,674	3,399,939
Minimum
Contract Costs
Estimated useful lives	1 year 6 months
Maximum
Contract Costs
Estimated useful lives	5 years
Cable Segment
Contract Costs
Beginning balance	$ 3,297,436	2,498,124
Additions	1,758,769	1,764,989
Amount recognized in income	(1,240,670)	(965,677)
Ending balance	3,815,535	3,297,436
Current Contract Costs	1,295,696	1,077,417
Total Non-current Contract Costs	2,519,839	2,220,019
Sky Segment
Contract Costs
Beginning balance	2,020,790	2,500,190
Additions	408,555	580,042
Amount recognized in income	(914,694)	(1,059,442)
Ending balance	1,514,651	2,020,790
Current Contract Costs	715,816	840,870
Total Non-current Contract Costs	$ 798,835	$ 1,179,920